Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2021	December 31, 2020
Trademark and license	12,050	$11,755
Software	44,880	43,780
Less: accumulated amortization	(26,671)	(20,562)
	$30,259	$34,973